Leases (narrative) (detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 43.9	$ 38.1	$ 38.3